Common Share Purchase Warrants - Schedule of warrants outstanding (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jul. 31, 2022 CAD ($) $ / shares shares	Jul. 31, 2022 $ / shares	Jul. 31, 2021 CAD ($) shares	Jul. 31, 2020 shares
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	59,582,216		36,666,958	33,379,408
Net book value | $	$ 83,112		$ 129,845
Classified as Equity
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	31,673,938		33,298,692
Net book value | $	$ 82,395		$ 124,112
Classified as Equity | June 2019 financing warrants Exercise price of $63.16 expiring June 19, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	546,135		546,135
Net book value | $	$ 10,023		$ 10,022
Warrants exercise price | $ / shares	$ 63.16
Warrants expiration date	Jun. 19, 2023
Classified as Equity | April 2020 underwritten public offering warrants Exercise price of $3.84 expiring April 13, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	11,830,075		11,830,075
Net book value | $	$ 15,971		$ 15,971
Warrants exercise price | $ / shares	$ 3.84
Warrants expiration date	Apr. 13, 2025
Classified as Equity | May 2020 underwritten public offering warrants Exercise price of $4.20 expiring May 21, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	7,591,876		7,591,876
Net book value | $	$ 10,446		$ 10,446
Warrants exercise price | $ / shares	$ 4.2
Warrants expiration date	May 21, 2025
Classified as Equity | Conversion Unit warrants Exercise price of $4.00 expiring June 10, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	3,686,721		3,686,721
Net book value | $	$ 11,427		$ 11,427
Warrants exercise price | $ / shares	$ 4
Warrants expiration date	Jun. 10, 2023
Classified as Equity | Conversion Unit warrants Exercise price of $4.00 expiring June 30, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	978,907		978,907
Net book value | $	$ 1,928		$ 1,928
Warrants exercise price | $ / shares	$ 4
Warrants expiration date	Jun. 30, 2023
Classified as Equity | Broker/Consultant warrants Exercise price of $3.00 expiring November 3, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	0		18,905
Net book value | $	$ 0		$ 34
Warrants exercise price | $ / shares	$ 3
Warrants expiration date	Nov. 03, 2021
Classified as Equity | Broker/consultant warrants Exercise price of $3.00 expiring March 14, 2022
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	0		23,571
Net book value | $	$ 0		$ 66
Warrants exercise price | $ / shares	$ 3
Warrants expiration date	Mar. 14, 2022
Classified as Equity | Broker/consultant warrants Exercise price of $63.16 expiring June 19, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	15		15
Net book value | $	$ 0		$ 0
Warrants exercise price | $ / shares	$ 63.16
Warrants expiration date	Jun. 19, 2023
Classified as Equity | Molson warrants Exercise price of $24.00 expiring October 4, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	0		2,875,000
Net book value | $	$ 0		$ 42,386
Warrants exercise price | $ / shares	$ 24
Warrants expiration date	Oct. 04, 2021
Classified as Equity | Issued in connection with business acquisition Exercise price of $151.24 expiring September 27, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	0		14,617
Net book value | $	$ 0		$ 0
Warrants exercise price | $ / shares	$ 151.24
Warrants expiration date	Sep. 27, 2021
Classified as Equity | Issued in connection with business acquisition Exercise price of $155.19 expiring April 17, 2022
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	0		226,422
Net book value | $	$ 0		$ 1
Warrants exercise price | $ / shares	$ 155.19
Warrants expiration date	Apr. 17, 2022
Classified as Equity | Issued in connection with business acquisition Exercise price of $78.16 expiring August 21, 2022
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	15,992		15,992
Net book value | $	$ 3		$ 3
Warrants exercise price | $ / shares	$ 78.16
Warrants expiration date	Aug. 21, 2022
Classified as Equity | Issued in connection with business acquisition Exercise price of $102.71 expiring August 21, 2022
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	24,338		24,338
Net book value | $	$ 2		$ 2
Warrants exercise price | $ / shares	$ 102.71
Warrants expiration date	Aug. 21, 2022
Classified as Equity | Issued in connection with business acquisition Exercise price of $11.29 expiring January 27, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	356,689		356,689
Net book value | $	$ 1,195		$ 1,195
Warrants exercise price | $ / shares	$ 11.29
Warrants expiration date	Jan. 27, 2023
Classified as Equity | Issued In Connection With Business Acquisition Exercise Price Of $10.99 expiring April 16, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	680,877		0
Net book value | $	$ 398		$ 0
Warrants exercise price | $ / shares	$ 10.99
Warrants expiration date	Apr. 16, 2023
Classified as Equity | Issued In Connection With Business Acquisition Exercise Price Of $12.68 expiring May 4, 2023
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	602,804		0
Net book value | $	$ 322		$ 0
Warrants exercise price | $ / shares	$ 12.68
Warrants expiration date	May 04, 2023
Classified as Equity | Issued In Connection With Business Acquisition Exercise Price Of $72.70 expiring April 2, 2024
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	250,080		0
Net book value | $	$ 49		$ 0
Warrants exercise price | $ / shares	$ 72.7
Warrants expiration date	Apr. 02, 2024
Classified as Equity | Issued in connection with business acquisition Exercise price of $3.96 expiring April 23, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	631,322		631,322
Net book value | $	$ 4,232		$ 4,232
Warrants exercise price | $ / shares	$ 3.96
Warrants expiration date	Apr. 23, 2025
Classified as Equity | Issued in connection with business acquisition Exercise price of $9.03 expiring June 25, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	3,205,378		3,205,378
Net book value | $	$ 18,236		$ 18,236
Warrants exercise price | $ / shares	$ 9.03
Warrants expiration date	Jun. 25, 2025
Classified as Equity | Issued in connection with business acquisition Exercise price of $5.64 expiring September 23, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	1,228,873		1,228,873
Net book value | $	$ 7,902		$ 7,902
Warrants exercise price | $ / shares	$ 5.64
Warrants expiration date	Sep. 23, 2025
Classified as Equity | Issued in connection with business acquisition Exercise price of $8.47 expiring October 30, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	43,856		43,856
Net book value | $	$ 261		$ 261
Warrants exercise price | $ / shares	$ 8.47
Warrants expiration date	Oct. 30, 2025
Classified as Liability
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	27,908,278		3,368,266
Net book value | $	$ 717		$ 5,733
Classified as Liability | USD$25m Registered Direct Offering Warrants Exercise price of USD$9.80 expiring December 31, 2024
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	1,871,259		1,871,259
Net book value | $	$ 8		$ 3,185
Warrants exercise price | $ / shares		$ 9.8
Warrants expiration date	Dec. 31, 2024
Classified as Liability | USD$20m Registered Direct Offering Warrants Exercise price of USD$9.80 expiring January 22, 2025
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	1,497,007		1,497,007
Net book value | $	$ 6		$ 2,548
Warrants exercise price | $ / shares		9.8
Warrants expiration date	Jan. 22, 2025
Classified as Liability | August 2021 Underwritten Public Offerings Warrants Exercise price of US$3.45 expiring August 24, 2026
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of outstanding warrants | shares	24,540,012		0
Net book value | $	$ 703		$ 0
Warrants exercise price | $ / shares		$ 3.45
Warrants expiration date	Aug. 24, 2026